Shareholder Report, Holdings (Details)_11	Jun. 30, 2024
Class II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Class II | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class II | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Class II | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class II | H World Group Ltd. ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class II | Grupo Mexico SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class II | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class II | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class II | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class II | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | China
Holdings [Line Items]
Percent of Total Investments	17.40%
Class II | India
Holdings [Line Items]
Percent of Total Investments	16.00%
Class II | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
Class II | Mexico
Holdings [Line Items]
Percent of Total Investments	10.30%
Class II | South Korea
Holdings [Line Items]
Percent of Total Investments	8.10%
Class II | Brazil
Holdings [Line Items]
Percent of Total Investments	6.60%
Class II | France
Holdings [Line Items]
Percent of Total Investments	4.20%
Class II | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class II | Portugal
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
Service Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Service Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Service Class I | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class I | H World Group Ltd. ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Service Class I | Grupo Mexico SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Service Class I | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Service Class I | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Service Class I | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class I | Pernod Ricard SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | China
Holdings [Line Items]
Percent of Total Investments	17.40%
Service Class I | India
Holdings [Line Items]
Percent of Total Investments	16.00%
Service Class I | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.50%
Service Class I | Mexico
Holdings [Line Items]
Percent of Total Investments	10.30%
Service Class I | South Korea
Holdings [Line Items]
Percent of Total Investments	8.10%
Service Class I | Brazil
Holdings [Line Items]
Percent of Total Investments	6.60%
Service Class I | France
Holdings [Line Items]
Percent of Total Investments	4.20%
Service Class I | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class I | Portugal
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Italy
Holdings [Line Items]
Percent of Total Investments	2.00%